Derivatives and Hedging Activities - Narrative (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2017	Jan. 31, 2017
Derivative [Line Items]
Gain on derivative instrument	$ 1,754,000		$ 0	$ (2,992,000)	$ 0	$ 1,879,000	$ 0	$ 0
Ineffective portion of the change in fair value derivatives				0		0
Interest expense	45,544,000		$ 42,839,000	134,998,000	$ 72,314,000	116,212,000	$ 0	$ 0
Loss to be reclassified in next twelve months		$ (4,000,000)				(4,000,000)
Interest rate swaps
Derivative [Line Items]
Notional Amount									$ 1,200,000,000
Weighted Average Fixed Rate									1.844%
Interest expense	2,000,000	400,000		7,400,000
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Notional Amount	1,200,000,000	$ 500,000,000		1,200,000,000		$ 500,000,000				$ 700,000,000
Weighted Average Fixed Rate		1.825%				1.825%				1.964%
Fair Value Asset (Liability)	$ (1,335,000)	$ 1,900,000		$ (1,335,000)		$ 1,900,000
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Derivative [Line Items]
Notional Amount		$ 500,000,000				$ 500,000,000
Weighted Average Fixed Rate		1.825%				1.825%
Interest rate minimum		0.75%				0.75%